Note 13 - Redeemable Non-controlling Interests - Reconciliation of the Beginning and Ending NCI Amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance	$ 139,592	$ 150,066
Non-controlling interest share of earnings	20,085	21,509	$ 25,096
Non-controlling interest redemption increment (note 13)	3,521	(3,837)	9,304
Distributions paid to RNCI	(16,495)	(19,065)	(25,956)
RNCI exchanged for Subordinate Voting Shares		(14,670)
Less: Comprehensive earnings attributable to non-controlling shareholders	25,283	27,859	23,396
Balance	134,803	139,592	$ 150,066
Non-controlling Interest Share of Earnings [Member]
Non-controlling interest share of earnings	15,943	17,381
Non-controlling Interest Redemption Increment [Member]
Non-controlling interest redemption increment (note 13)	3,521	(3,837)
Non-controlling Interest Distributions Paid to NCI [Member]
Distributions paid to RNCI	(14,428)	(15,774)
Non-controlling Interest Purchase of Interests from NCI Net [Member]
Purchases of interests from RNCI, net	(9,825)	(6,785)
Non-controlling Interest Recognized on Business Acquisitions [Member]
RNCI recognized on business acquisitions		13,284
Non-controlling Interest Share of Other Comprehensive Earnings [Member]
Less: Comprehensive earnings attributable to non-controlling shareholders		$ (73)